Derivatives	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Derivatives

8	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	8,856,919	38,611	127,897	2,187	130,084	122,431	247	122,678
Interest rate	15,558,726	237,907	220,316	3,620	223,936	220,007	1,181	221,188
Equities	573,332	—	11,919	—	11,919	10,843	—	10,843
Credit	199,195	—	3,255	—	3,255	3,321	—	3,321
Commodity and other	102,053	—	1,815	—	1,815	1,525	—	1,525
Gross total fair values	25,290,225	276,518	365,202	5,807	371,009	358,127	1,428	359,555
Offset					(108,086)			(108,086)
At 30 Jun 2022	25,290,225	276,518	365,202	5,807	262,923	358,127	1,428	251,469

Foreign exchange	7,723,034	43,839	79,801	1,062	80,863	77,670	207	77,877
Interest rate	14,470,539	162,921	151,631	1,749	153,380	146,808	966	147,774
Equities	659,142	—	12,637	—	12,637	14,379	—	14,379
Credit	190,724	—	2,175	—	2,175	3,151	—	3,151
Commodity and other	74,159	—	1,205	—	1,205	1,261	—	1,261
Gross total fair values	23,117,598	206,760	247,449	2,811	250,260	243,269	1,173	244,442
Offset					(53,378)			(53,378)
At 31 Dec 2021	23,117,598	206,760	247,449	2,811	196,882	243,269	1,173	191,064
The notional contract amounts of derivatives held for trading purposes and derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk. Derivative assets and liabilities increased during 1H22, reflecting changes in yield curves and the market environment.
Derivatives valued using models with unobservable inputs
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun	31 Dec
	2022	2021	2021
	$m	$m	$m
Unamortised balance at beginning of period	106	104	120
Deferral on new transactions	100	187	124
Recognised in the income statement during the period	(99)	(172)	(136)
– amortisation	(61)	(89)	(88)
– subsequent to unobservable inputs becoming observable	—	(3)	(1)
– maturity, termination or offsetting derivative	(38)	(80)	(47)
Exchange differences	(8)	1	(2)
Unamortised balance at end of period[1]	99	120	106
1 This amount is yet to be recognised in the consolidated income statement.
Hedge accounting derivatives
The notional contract amounts of derivatives held for hedge accounting purposes indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk.

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2022		At 31 Dec 2021
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	12,150	4	17,930	4
Interest rate	100,673	137,234	72,365	90,556
Total	112,823	137,238	90,295	90,560
The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 30 June 2022, the notional contract values of outstanding financial instruments designated as hedges of net investments in foreign operations were $26,457m (31 December 2021: $25,905m).
Interest rate benchmark reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
HSBC has applied both the first set of amendments (‘Phase 1’) and the second set of amendments (‘Phase 2’) to IFRS 9 and IAS 39 applicable to hedge accounting. The items in hedge accounting relationships that are affected by Phase 1 and Phase 2 amendments are presented in the balance sheet as ‘Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income’, ‘Loans and advances to customers’, ‘Debt securities in issue’ and ‘Deposits by banks’. The notional value of the derivatives impacted by the Ibor reform, including those designated in hedge accounting relationships, is disclosed on page 62 in the section ‘Financial instruments impacted by Ibor reform’. For further details on Ibor transition, see ’Areas of special interest’ on page 61.
The most significant Ibor benchmark in which the Group continues to have hedging instruments is US dollar Libor. During 2022 those instruments continued to be transitioned. It is expected that the transition out of US dollar Libor hedging derivatives will be largely completed by the end of 2022. This transition does not necessitate any new approaches compared with the mechanisms used so far for transition and it will not be necessary to change the transition risk management strategy. There is no significant judgement required for US dollar Libor to determine whether and when the transition uncertainty has been resolved.
For some of the Ibors included under the ‘Other’ header in the table below, judgement has been needed to establish whether a transition is required. This is because there are Ibor benchmarks subject to computation improvements and insertion of fallback provisions where their administrators have yet to provide full clarity on whether or when these Ibor benchmarks will be demised.
The notional amounts of interest rate derivatives designated in hedge accounting relationships do not represent the extent of the risk exposure managed by the Group but they are expected to be directly affected by market-wide Ibor reform and in scope of Phase 1 amendments and are shown in the table below. The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below:

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[3]
	€[1]	£	$	Other[2]	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	9,094	—	7,903	10,461	27,458	109,776	137,234
Cash flow hedges	6,342	—	100	21,058	27,500	73,173	100,673
At 30 Jun 2022	15,436	—	8,003	31,519	54,958	182,949	237,907

Fair value hedges	6,178	—	18,525	6,615	31,318	59,238	90,556
Cash flow hedges	7,954	—	100	8,632	16,686	55,679	72,365
At 31 Dec 2021	14,132	—	18,625	15,247	48,004	114,917	162,921
1    The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $9,094m (31 December 2021: $6,178m) and ‘Cash flow hedges’ of $6,342m (31 December 2021: $7,954m).
2    Other benchmarks impacted by Ibor reform comprise mainly of Canadian dollar offered rate (‘CDOR’), Hong Kong interbank offered rate (‘HIBOR’) and Mexican interbank equilibrium interest rate (‘TIIE’) related derivatives.
3    The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.